Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Debt [Table Text Block]
	December 31,
	2013	2012
Japanese yen term loan	312	497
Italy term loan	9	114
Malaysia term loan	7	11
Total long term debt	328	622
Less current portion	(90)	(207)
Total long-term portion	239	415

Schedule of debentures [Table Text Block]
	December 31,
	2013	2012
Non Convertible debentures	-	4,416
Less current portion	-	-
Total long-term portion	-	4,416

Schedule of f inancial instruments carried at fair value [Table Text Block]
	December 31,
	2013	2012
Investor Warrants	3,150	1,571
Placement Agent Warrants	289	183

Total	3,439	1,754
Less current portion	-	-
Total long-term portion	3,439	1,754

Schedule of variations in debentures and financial instruments [Table Text Block]

2014	90
2015	72
2016	355
2017	1,587
2018	1,665
Total	3,768

Long Term Debt Schedule 2 [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	2.30%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

Long Term Debt Schedule 3 [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	0.10%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%